P R O V I D E N T   I N V E S T M E N T    C O U N S E L

                                            ---------------
                                            P I N N A C L E
                                               F U N D S
                                            ---------------
                                              BALANCED FUND
                                               GROWTH FUND
                                        SMALL COMPANY GROWTH FUND




Semi-Annual Report
April 30, 1998

----------------------------
PROVIDENT INVESTMENT COUNSEL           Message to Shareholders
P I N N A C L E   F U N D S
----------------------------


================================================================================

Dear Shareholder,

The following are interviews with the members of the investment team at Provident Investment Counsel. We hope this will provide you additional information and insight to the investment management process and performance for your Provident Investment Counsel Mutual Fund. In addition to the information in this Semi-Annual Report, we will be sending the regular quarterly update along with your statement.

Thank you for your continued confidence in Provident Investment Counsel.


Provident Investment Counsel Pinnacle Balanced Fund

Question: How did the Provident Investment Counsel Pinnacle Balanced Fund perform relative to the overall market during the six months ended April 30, 1998?

Answer: The Lipper Balanced Fund Index rose 12.28% for the six months ended April 30, 1998 and 8.65% from January 1, 1998 through April 30, while the Fund's returns were 14.08% and 11.93% in the same periods.

Question: How has the fixed-income segment of Balanced Fund performed and what is the outlook for this market in the months ahead?

Answer: We are pleased that the performance of the fixed-income segment of the Fund is in line with the Lehman Government Corporate Bond Index, given the volatility in the bond market during the last several months. Monetary policy remains on hold as the Federal Reserve weighs the opposing forces of continued strong domestic economic growth in a low inflationary environment, while Asian countries struggle to solve their economic problems. We are not expecting any major changes in interest rates unless some initial signs of inflationary pressure become evident.

----------------------------
PROVIDENT INVESTMENT COUNSEL       Message to Shareholders
P I N N A C L E   F U N D S
----------------------------


================================================================================

Provident Investment Counsel Pinnacle Growth Fund

Question: How did the Provident Investment Counsel Pinnacle Growth Fund perform relative to the overall markets during the six months ended April 30, 1998?

Answer: The Lipper Growth Fund Index rose 18.15% for the six months ended April 30, 1998 and 13.58% from January 1, 1998 through April 30, while the Fund's returns were 18.62% and 15.78% in the same periods.

Question: What are of some of the sectors and specific holdings that have driven the Fund's performance over the last six months?

Answer: Holdings in the finance, technology services, retail and health technology sectors have been the best performers recently. Specific holdings that have performed well include Microsoft, Pfizer, Lilly, Lowes, Safeway, State Street Bank and Paychex.

Question: Given the changing global economic picture, have there been any changes in the overall makeup of the Fund?

Answer: Yes, 1998 has seen a slight shift in emphasis. Our research effort remains focused on identifying great individual companies based on their own merit. However, we have seen an increase in our holdings in financial stocks and consumer-oriented stocks, including the drug companies and specialty retailing. In recent months, we have reduced our holdings in the electronic technology sector due to strong appreciation as well as inherent exposure to Asian markets. We have also attempted to give the Fund a domestic bias, given the uncertain environment in the Pacific rim and the spillover effect into other foreign stock markets.

Question: What is the outlook for the Fund and broad market in the near future?

Answer: We continue to marvel at the strength and length of the economic expansion. The equity gains have certainly been above average for the last several years, including the stellar gains of the first four months of 1998. We continue to hold more modest expectations for the broad market in the months ahead. However, those individual companies that can demonstrate consistency and quality with regard to revenue and earnings reports will continue to be rewarded. The focus of our research effort for all the Provident
2

----------------------------
PROVIDENT INVESTMENT COUNSEL       Message to Shareholders
P I N N A C L E   F U N D S
----------------------------


================================================================================

Investment Counsel Funds will remain on identifying the highest quality growth stocks, with superior earnings and revenue trends.


Provident Investment Counsel Pinnacle Small Company Growth Fund

Question: How did the Provident Investment Counsel Pinnacle Small Company Growth Fund perform relative to the overall market during the six months ended April 30, 1998?

Answer: The Lipper Small Cap Fund Index rose 10.21% for the six months ended April 30, 1998 and 11.17% from January 1, 1998 through April 30, while the Fund's returns were 9.98% and 15.99% in the same periods.

Question: What sectors of the market are driving the Fund's positive performance year-to-date?

Answer: The sectors with the most positive performance in the latest period include electronic technology, commercial services and health services. The Fund's holdings in electronic technology have made the largest impact. We have also focused our holdings in technology on those companies with the smallest amount of exposure, if any, to the Asian economies. Our total technology exposure, which includes electronic technology and technology services, relative to the broad market remains at a moderate level of roughly 30% of the Fund's assets.

Question: Why have shares of larger companies posted returns superior to those of smaller companies in general over the last couple of years? Will this continue to be the case?

Answer: At the beginning of 1998, we felt that the valuations of smaller companies, especially growth-oriented small companies, were significantly more attractive than their larger counterparts. That is based on their expected earnings and revenue growth over the next year relative to their current stock price. After the first four months of 1998, we have yet to see a performance differential materialize. In general we believe those companies, large or small, with the greatest visibility of both sales and earnings will be rewarded going forward.

----------------------------
PROVIDENT INVESTMENT COUNSEL       Statements of Assets and Liabilities
P I N N A C L E   F U N D S        as of April 30, 1998
----------------------------

                                                                   Small Company
                                       Balanced Fund   Growth Fund  Growth Fund
================================================================================
ASSETS
--------------------------------------------------------------------------------
Investment in Portfolios, at value       $40,312,121   $3,514,782    $3,406,677
Receivables:
   From Provident
   Investment Counsel, Inc. (Note 3)           7,921        6,896         8,349
Prepaid expenses                              12,187       31,302        20,086
--------------------------------------------------------------------------------
Total assets                              40,332,229    3,552,980     3,435,112

================================================================================

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Deferred Trustees' compensation (Note 3)   13,443        5,307         5,272
Accrued expenses                              40,958       40,238        35,685
--------------------------------------------------------------------------------
Total liabilities                             54,401       45,545        40,957

================================================================================
NET ASSETS
--------------------------------------------------------------------------------
Applicable to 2,444,066, 258,517 and
   296,063 shares of beneficial interest
   outstanding, respectively
   (unlimited number of shares
   authorized, $0.01 par value)          $40,277,828   $3,507,435    $3,394,155

================================================================================
NET ASSET VALUE
     PER SHARE                               $ 16.48      $ 13.57       $ 11.46
--------------------------------------------------------------------------------
================================================================================
SOURCE OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                          $30,587,408   $2,984,834    $3,104,316
Undistributed (accumulated)
   net investment income (loss)               30,852      (12,329)      (28,322)
Undistributed (accumulated) net
   realized gain (loss) on investments     1,491,844       30,036      (194,727)
Net unrealized appreciation
   on investments                          8,167,724      504,894       512,888

================================================================================
Net Assets                               $40,277,828   $3,507,435    $3,394,155
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.
4

----------------------------
PROVIDENT INVESTMENT COUNSEL       Statements of Operations
P I N N A C L E   F U N D S        Six Months ended April 30, 1998
----------------------------

                                                                   Small Company
                                       Balanced Fund  Growth Fund   Growth Fund
================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Net investment income (loss)
   from Portfolios                        $ 229,041     $ (2,920)     $ (11,107)

================================================================================
Expenses:
--------------------------------------------------------------------------------
   Administration fees (Note 3)              44,520        8,969         10,592
   Distribution fees (Note 4)                38,580        3,817          4,306
   Trustees' fees                             3,968        3,964          3,964
   Audit fee                                  5,108        5,108          5,108
   Legal fee                                    596          596            595
   Transfer agent's fee                      11,405       14,876         14,876
   Custody and accounting services fee        2,975        2,975          2,975
   Report to shareholders                     3,472        3,472          3,472
   Registration fees                         10,223        7,751          7,767
   Miscellaneous                              2,480        2,480          2,480
--------------------------------------------------------------------------------
   Total expenses                           123,327       54,008         56,135
   Less, reimbursement/waiver by Provident
      Investment Counsel, Inc. (Note 3)     (76,973)     (49,335)       (47,465)
--------------------------------------------------------------------------------
   Net expenses                              46,354        4,673          8,670
================================================================================

Net investment income (loss)                182,687       (7,593)       (19,777)
================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
--------------------------------------------------------------------------------
   Net realized gain (loss)
      on investments                      1,507,708       41,859       (137,233)
   Change in net unrealized appreciation
      on investments                      3,263,877      428,574        458,148
--------------------------------------------------------------------------------
Net gain on investments                   4,771,585      470,433        320,915
================================================================================
NET INCREASE IN NET
ASSETS RESULTING
FROM OPERATIONS                          $4,954,272     $462,840       $301,138
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

----------------------------
PROVIDENT INVESTMENT COUNSEL       Statements of Changes in Net Assets
P I N N A C L E   F U N D S
----------------------------

                                                                  Balanced Fund
==============================================================================================
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------
                                                         Six Months              Year
                                                            ended                ended
From operations:                                       April 30, 1998       October 31, 1997
----------------------------------------------------------------------------------------------
   Net investment income (loss)                          $  182,687            $ 281,671
   Net realized gain (loss) on investments                1,507,708            2,294,629
   Change in net unrealized appreciation
      on investments                                      3,263,877            2,395,328
----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
       resulting from operations                          4,954,272            4,971,628
==============================================================================================

Distributions to shareholders:
   From net investment income                              (177,861)            (266,681)
   From net realized capital gains                       (2,299,645)            (953,528)
----------------------------------------------------------------------------------------------
   Total distributions to shareholders                   (2,477,506)          (1,220,209)
==============================================================================================

Transactions in shares of beneficial interest:
   Purchases of 114,354, 1,532,116, 73,118,
      206,342, 119,627 and 317,026 shares,
      respectively                                        1,783,923           21,373,253
   Value of 167,698, 91,290, 0, 0, 0 and 0
      shares issued in payment of dividends,
      respectively                                        2,476,221            1,218,899
   Redemptions of 117,077, 269,095, 2,581,
      18,362, 119,098 and 21,492 shares,
      respectively                                       (1,802,140)          (3,868,717)
----------------------------------------------------------------------------------------------
   Net increase in net assets resulting
      from share transactions                             2,458,004           18,723,435
==============================================================================================

Total increase in net assets                              4,934,770           22,474,854
==============================================================================================

NET ASSETS:
----------------------------------------------------------------------------------------------
Beginning of period                                      35,343,058           12,868,204
----------------------------------------------------------------------------------------------
End of period                                            40,277,828           35,343,058
----------------------------------------------------------------------------------------------
Undistributed (accumulated)
   net investment income (loss)                          $   30,852           $   26,026
----------------------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

                                                                                         Small Company
                                                       Growth Fund                        Growth Fund
================================================================================================================
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------------------
                                               Six Months    February 3, 1997*   Six Months    February 3, 1997*
                                                  ended           through           ended           through
From operations:                             April 30, 1998  October 31, 1997  April 30, 1998  October 31, 1997
----------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                 $  (7,593)     $   (4,736)        $  (19,777)    $   (8,545)
   Net realized gain (loss) on investments         41,859         (11,823)          (137,233)       (57,494)
   Change in net unrealized appreciation
      on investments                              428,574          76,320            458,148         54,740
----------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
       resulting from operations                  462,840          59,761            301,138        (11,299)
================================================================================================================

Distributions to shareholders:
   From net investment income                           -               -                  -              -
   From net realized capital gains                      -               -                  -              -
----------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                  -               -                  -              -
================================================================================================================

Transactions in shares of beneficial interest:
   Purchases of 114,354, 1,532,116, 73,118,
      206,342, 119,627 and 317,026 shares,
      respectively                                925,992       2,304,894          1,245,178      3,331,267
   Value of 167,698, 91,290, 0, 0, 0 and 0
      shares issued in payment of dividends,
      respectively                                      -               -                  -              -
   Redemptions of 117,077, 269,095, 2,581,
      18,362, 119,098 and 21,492 shares,
      respectively                                (31,809)       (214,243)        (1,232,195)      (239,934)
----------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
      from share transactions                     894,183       2,090,651             12,983      3,091,333
================================================================================================================

Total increase in net assets                    1,357,023       2,150,412            314,121      3,080,034
================================================================================================================

NET ASSETS:
----------------------------------------------------------------------------------------------------------------
Beginning of period                             2,150,412               -          3,080,034              -
----------------------------------------------------------------------------------------------------------------
End of period                                   3,507,435       2,150,412          3,394,155      3,080,034
----------------------------------------------------------------------------------------------------------------
Undistributed (accumulated)
   net investment income (loss)                 $ (12,329)     $   (4,736)        $  (28,322)    $   (8,545)
----------------------------------------------------------------------------------------------------------------

----------------------------
PROVIDENT INVESTMENT COUNSEL       Financial Highlights
P I N N A C L E   F U N D S
----------------------------

For a share outstanding throughout each period
=====================================================================================================

                                                         Balanced Fund
-----------------------------------------------------------------------------------------------------
                                         Six Months       Year            Year          Year
                                            ended         ended           ended         ended
                                       April 30, 1998  Oct. 31, 1997  Oct. 31, 1996  Oct. 31, 1995
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $15.51         $  13.91         $13.24          $11.24
-----------------------------------------------------------------------------------------------------
Income from investment operations:
      Net investment income (loss)           .08              .16            .14             .15
      Net realized and unrealized gain
            (loss) on investments           1.98             2.64           1.34            2.00
-----------------------------------------------------------------------------------------------------
Total from investment operations            2.06             2.80           1.48            2.15
-----------------------------------------------------------------------------------------------------
Less distributions to shareholders:
      From net investment income            (.08)            (.16)          (.14)           (.15)
      From net realized capital gains      (1.01)           (1.04)          (.67)            .00
-----------------------------------------------------------------------------------------------------
Total distributions to shareholders        (1.09)           (1.20)          (.81)           (.15)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period            $16.48         $  15.51         $13.91          $13.24
=====================================================================================================
Total return                               14.08%##         21.76%         11.96%          19.35%
=====================================================================================================
Ratios/supplemental data:

Net assets, end of period (millions)       $40.3            $35.3          $12.9           $12.5
-----------------------------------------------------------------------------------------------------
Ratios to average net assets:+
      Expenses                              1.05%++**        1.05%**        1.05%**         1.05%**
      Net investment income (loss)          0.99%++          1.10%          1.05%           1.32%
-----------------------------------------------------------------------------------------------------

*Commencement of operations.

+Net of expense reimbursements.

**Includes the Fund's share of expenses, net of fee waivers and expense reimbursements, allocated from PIC Balanced Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and PIC Balanced Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.66%, 1.43%, 1.72%, 2.32%, 2.87% and 7.44%, respectively.

++Annualized.

##Not annualized.

Unaudited. See Notes to Financial Statements.
8

                                                                                                          Small Company
                                              Balanced Fund                   Growth Fund                  Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                          Year          Year           Six Months    Feb. 3, 1997*     Six Months   Feb. 3, 1997*
                                          ended         ended             ended         through           ended        through
                                     Oct. 31, 1994   Oct. 31, 1993   April 30, 1998  Oct. 31, 1997  April 30, 1998  Oct. 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $11.48           $10.82           $11.44         $10.00        $10.42         $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
      Net investment income (loss)         .15              .18             (.05)          (.03)         (.10)          (.03)
      Net realized and unrealized gain
            (loss) on investments         (.24)             .69             2.18           1.47          1.14            .45
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          (.09)             .87             2.13           1.44          1.04            .42
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
      From net investment income          (.15)            (.21)             .00            .00           .00            .00
      From net realized capital gains      .00              .00              .00            .00           .00            .00
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders       (.15)            (.21)             .00            .00           .00            .00
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $11.24           $11.48           $13.57         $11.44        $11.46         $10.42
===================================================================================================================================
Total return                              (.78%)           8.10%           18.62%##       14.40%##       9.98%##        4.20%##
===================================================================================================================================


Ratios/supplemental data:

Net assets, end of period (millions)     $ 9.1            $ 6.7            $ 3.5          $ 2.2         $ 3.4          $ 3.1
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:+
      Expenses                            1.05%**          1.05%**          1.35%++o       1.35%++o      1.55%++#       1.55%++#
      Net investment income (loss)        1.37%            1.79%           (0.57%)++     (0.62%)++      (1.89%)++     (1.14%)++
-----------------------------------------------------------------------------------------------------------------------------------

o Includes the Fund's share of expenses allocated from PIC Growth Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and PIC Growth Portfolio, had not been made, the ratio of expenses to average net assets would have been 5.08% and 9.97%, respectively.

#Includes the Fund's share of expenses allocated from PIC Small Cap Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and PIC Small Cap Portfolio, had not been made, the ratio of expenses to average net assets would have been 6.11% and 11.55%, respectively.

----------------------------
PROVIDENT INVESTMENT COUNSEL       Notes to Financial Statements
P I N N A C L E   F U N D S
----------------------------

================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------

      PIC Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. The Trust currently offers eight separate series: Provident Investment Counsel Pinnacle Balanced Fund, Provident Investment Counsel Growth Fund, Provident Investment Counsel Pinnacle Growth Fund, Provident Investment Counsel Small Company Growth Fund, Provident Investment Counsel Pinnacle Small Company Growth Fund, Provident Investment Counsel Small Cap Growth Fund, Provident Investment Counsel Mid Cap Fund and the Provident Investment Counsel Tax Managed Growth Fund (each a "Fund" and collectively the "Funds"). The Funds invest substantially all of their assets in the respective Portfolios, a separate registered management investment company having the same investment objective as the Funds. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The financial statements of the Provident Investment Counsel Growth Fund, Provident Investment Counsel Small Company Growth Fund, Provident Investment Counsel Small Cap Growth Fund, Provident Investment Counsel Mid Cap Fund and the Provident Investment Counsel Tax Managed Growth Fund are in separate reports.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation. The Funds reflect their investments in the Portfolio at their proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. Investment Income and Dividends to Shareholders. The Funds earn income, net of the expenses of the Portfolio, daily on their investments in the Portfolio. All net investment income and realized and unrealized
10

----------------------------
PROVIDENT INVESTMENT COUNSEL       Notes to Financial Statements,
P I N N A C L E   F U N D S        continued
----------------------------


================================================================================

      gains or losses on investments of the Portfolio are allocated pro-rata among the Funds and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Funds and recorded on the ex-dividend date.

C. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

      The Trust, has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration
Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Funds at the rate of 0.20% of the average daily net assets of the Funds.

      PIC has voluntarily taken to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:

      Pinnacle Balanced Fund                          1.05%

      Pinnacle Growth Fund                            1.35%

      Pinnacle Small Company Growth Fund              1.55%

      The percentages are based on the Funds' average net assets. Fees waived and expenses reimbursed by PIC for the six months ended April 30, 1998, were as follows:

----------------------------
PROVIDENT INVESTMENT COUNSEL       Notes to Financial Statements,
P I N N A C L E   F U N D S        continued
----------------------------


================================================================================
                                                       Waived         Reimbursed
                                                        Fees           Expenses
                                                        ----           --------

      Pinnacle Balanced Fund                         $37,083           $39,890
      Pinnacle Growth Fund                             1,530            47,805
      Pinnacle Small Company Growth Fund               3,153            44,312

      ICAC receives an annual fee for its services of $15,000 from each of the Funds.

      First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services. The Distributor is an affiliate of the Administrator.

      On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

4 - DISTRIBUTION PLAN
--------------------------------------------------------------------------------

      The Trust, on behalf of the Pinnacle Growth and Pinnacle Small Company Growth Funds, has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. On February 19, 1997, shareholders of the Pinnacle Balanced Fund approved its adoption of the 12b-1 Plan. The 12b-1 Plan provides that each Fund will pay a fee to PIC (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred on distribution related activities.
12

----------------------------
PROVIDENT INVESTMENT COUNSEL       Notes to Financial Statements,
P I N N A C L E   F U N D S        continued
----------------------------


================================================================================
5 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      Additions and reductions in the investments in the respective Portfolios for the six months ended April 30, 1998, were as follows:

                                                    Additions         Reductions
                                                    ---------         ----------

      Pinnacle Balanced Fund                        $1,816,441        $1,888,283
      Pinnacle Growth Fund                             925,992            31,810
      Pinnacle Small Company Growth Fund             1,245,178         1,232,194

P * I * C
---------                          Statement of Net Assets
BALANCED                           as of April 30, 1998
---------
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES - 72.3%                 Shares         Value       Net Assets
--------------------------------------------------------------------------------
Banks - 2.3%
--------------------------------------------------------------------------------
State Street Corp.                        12,900      $ 922,350        2.3%
================================================================================
Beverage/Food - 0.5%
--------------------------------------------------------------------------------
General Nutrition Companies, Inc.          5,600        200,900        0.5%
================================================================================
Building Products - 1.5%
--------------------------------------------------------------------------------
Lowe's Companies, Inc.                     8,800        615,450        1.5%
================================================================================
Business Information Services - 1.1%
--------------------------------------------------------------------------------
Paychex, Inc.                              8,275        449,436        1.1%
================================================================================
Computer Services - 2.3%
--------------------------------------------------------------------------------
America Online, Inc.                       4,800        384,000        1.0%
Sungard Data Systems, Inc.                14,400        513,000        1.3%
--------------------------------------------------------------------------------
         Total Computer Services                        897,000        2.3%
================================================================================
Computer Software - 4.5%
--------------------------------------------------------------------------------
Microsoft Corp.                           20,336      1,832,782        4.5%
================================================================================
Cosmetics and Soaps - 2.3%
--------------------------------------------------------------------------------
Colgate-Palmolive Company                  3,700        331,844        0.8%
The Gillette Company                       5,050        582,959        1.5%
--------------------------------------------------------------------------------
         Total Cosmetics and Soaps                      914,803        2.3%
================================================================================
Credit and Finance - 5.3%
--------------------------------------------------------------------------------
Associates First Capital Corp.             4,500        336,375        0.8%
Household International, Inc.              3,100        407,456        1.0%
MBNA Corp.                                40,999      1,388,841        3.5%
--------------------------------------------------------------------------------
         Total Credit and Finance                     2,132,672        5.3%


Unaudited. See Notes to Financial Statements.
14

P * I * C
---------                          Statement of Net Assets
BALANCED                           as of April 30, 1998
---------
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
Discount Chains - 4.1%
--------------------------------------------------------------------------------
Costco Companies, Inc.                    13,200      $ 737,550        1.8%
Dollar General Corp.                      24,312        920,817        2.3%
--------------------------------------------------------------------------------
         Total Discount Chains                        1,658,367        4.1%
================================================================================
Diversified Manufacturing - 2.5%
--------------------------------------------------------------------------------
Tyco International, Ltd.                  18,800      1,024,600        2.5%
================================================================================
Drugs - 13.5%
--------------------------------------------------------------------------------
Elan Corp., PLC, ADR                      12,800        795,200        2.0%
Lilly (Eli) & Co.                         10,900        758,231        1.9%
Pfizer, Inc.                              11,800      1,342,987        3.3%
Schering-Plough Corp.                     11,300        905,412        2.2%
Warner-Lambert Co.                         8,700      1,645,931        4.1%
--------------------------------------------------------------------------------
         Total Drugs                                  5,447,761       13.5%
================================================================================
Electrical Equipment/Periphery - 1.0%
--------------------------------------------------------------------------------
Dell Computer Corp.                        4,900        395,675        1.0%
================================================================================
Entertainment and Leisure - 1.1%
--------------------------------------------------------------------------------
Chancellor Media Corp.                     9,400        445,912        1.1%
================================================================================
Financial Services - 0.8%
--------------------------------------------------------------------------------
First Data Corp.                           9,500        321,813        0.8%
================================================================================
Health Maintenance Organizations - 0.8%
--------------------------------------------------------------------------------
Health Management Associates, Inc.,
   Class A                                10,000        315,000        0.8%
================================================================================
Insurance - 3.4%
--------------------------------------------------------------------------------
American International Group, Inc.         6,343        834,501        2.1%
MGIC Investment Corp.                      8,500        535,500        1.3%
--------------------------------------------------------------------------------
         Total Insurance                              1,370,001        3.4%


Unaudited. See Notes to Financial Statements.
                                                                              15

P * I * C
---------                          Statement of Net Assets
BALANCED                           as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
Medical Instruments - 3.1%
--------------------------------------------------------------------------------
Guidant Corp.                              6,900      $ 461,438        1.2%
Medtronic, Inc.                           14,700        773,588        1.9%
--------------------------------------------------------------------------------
         Total Medical Instruments                    1,235,026        3.1%
================================================================================
Miscellaneous - 1.2%
--------------------------------------------------------------------------------
AES Corp.                                  9,000        496,688        1.2%
================================================================================
Mortgage and Related Services - 1.9%
--------------------------------------------------------------------------------
Federal National Mortgage
   Association                            13,060        781,968        1.9%
================================================================================
Networking - 0.9%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                        4,800        351,600        0.9%
================================================================================
Office Equipment and Supplies - 1.3%
--------------------------------------------------------------------------------
Office Depot, Inc.                        15,600        516,750        1.3%
================================================================================
Oil Refining - 0.6%
--------------------------------------------------------------------------------
Tosco Corp.                                7,150        254,719        0.6%
================================================================================
Outpatient Home Care - 0.4%
--------------------------------------------------------------------------------
Healthsouth Corp.                          4,800        144,900        0.4%
================================================================================
Real Estate Investment Trust - 0.7%
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Trust            5,700        286,069        0.7%
================================================================================
Specialty Chains - 5.6%
--------------------------------------------------------------------------------
Bed, Bath & Beyond, Inc.                   7,000        344,750        1.0%
Cedant Corp.                              24,502        612,550        1.5%
CVS Corp.                                  8,000        590,000        1.4%
Kohls Corp.                               17,300        714,706        1.7%
--------------------------------------------------------------------------------
         Total Specialty Chains                       2,262,006        5.6%


Unaudited. See Notes to Financial Statements.
16

P * I * C
---------                          Statement of Net Assets
BALANCED                           as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
Supermarkets - 1.8%
--------------------------------------------------------------------------------
Safeway, Inc.                             19,000      $ 726,750        1.8%
================================================================================
Telecommunications - 4.4%
--------------------------------------------------------------------------------
Ericsson Telephone Company ADR            11,050        568,384        1.5%
Lucent Technologies, Inc.                  8,000        609,000        1.5%
Nectel Communications, Inc., Class A      10,400        298,350        0.7%
Tellabs, Inc.                              4,200        297,675        0.7%
--------------------------------------------------------------------------------
         Total Telecommunications                     1,773,409        4.4%
================================================================================
Telephone - 2.3%
--------------------------------------------------------------------------------
Worldcom, Inc.                            21,716        929,038        2.3%
================================================================================
Wireless Services - 1.1%
--------------------------------------------------------------------------------
Airtouch Communications, Inc.              8,000        425,000        1.1%

--------------------------------------------------------------------------------
         Total Equity Securities (Cost $21,169,114)  29,128,445       72.3%
================================================================================
FIXED INCOME SECURITIES - 24.1%
--------------------------------------------------------------------------------
Corporate Bonds - 10.1%                  Principal Amount
--------------------------------------------------------------------------------
Associates Corp. North America,
   6.375%, 8/15/2000                         $425,000        428,188        1.1%
Bear Stearns & Co.,
   6.125%, 2/1/2003                           425,000        419,688        1.0%
Ford Motor Credit Corp.,
   7.250%, 5/15/1999                          275,000        278,451        0.7%
GTE Corp., 6.840%, 4/15/2018                  500,000        499,375        1.2%
Hanson PLC, 7.375%, 1/15/2003                 375,000        391,406        1.0%
Hertz Corp., 6.000%, 1/15/2003                100,000         98,250        0.2%
Household Bank, 6.500%, 7/15/2003             300,000        302,625        0.8%
Lehman Brothers Holdings,
   7.110%, 9/27/1999                          400,000        405,392        1.0%


Unaudited. See Notes to Financial Statements.

P * I * C
---------                          Statement of Net Assets
BALANCED                           as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
FIXED INCOME                              Principal                Percentage of
SECURITIES, continued                       Amount       Value       Net Assets

--------------------------------------------------------------------------------
Corporate Bonds, continued
--------------------------------------------------------------------------------
Morgan Stanley Notes,
   6.090%, 3/9/2001                        $450,000      $ 450,000       1.1%
Norwest Airlines Corp.,
   7.670%, 1/2/2015                         390,415        412,797       1.1%
Progressive Corp.,
   10.125%, 12/15/2000                      350,000        381,063       0.9%
--------------------------------------------------------------------------------
         Total Corporate Bonds (Cost $4,064,027)         4,067,235      10.1%
================================================================================
U.S. Treasury Obligations - 14.0%
--------------------------------------------------------------------------------
U.S. Treasury Bond,
   12.000%, 8/15/2013                     1,325,000      1,942,794       4.8%
U.S. Treasury Bond,
   7.875%, 2/15/2021                        170,000        208,071       0.5%
U.S. Treasury Bond,
   7.250%, 8/15/2022                        500,000        575,790       1.4%
U.S. Treasury Bond,
   6.125%, 11/15/2027                       100,000        102,417       0.3%
U.S. Treasury Note,
   7.750%, 1/31/2000                        600,000        621,342       1.5%
U.S. Treasury Note,
   5.500%, 3/31/2000                        400,000        399,476       1.0%
U.S. Treasury Note,
   6.250%, 2/15/2003                        375,000        384,127       1.0%
U.S. Treasury Note,
   7.875%, 11/15/2004                     1,250,000      1,394,462       3.5%
--------------------------------------------------------------------------------
         Total U.S. Treasury Obligations
         (Cost $5,423,241)                               5,628,479      14.0%


Unaudited. See Notes to Financial Statements.
18

P * I * C
---------                          Statement of Net Assets
BALANCED                           as of April 30, 1998
---------
PORTFOLIO
---------

=====================================================================================
                                                                      Percentage of
SHORT-TERM INVESTMENTS - 0.9%                                Value      Net Assets
-------------------------------------------------------------------------------------
Repurchase Agreement - 0.9%             Principal Amount
-------------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
   Agreement, 5.13%, dated 4/30/1998,
   due 5/1/1998 (collateralized by $403,199
   U.S. Treasury Note, 6.38%, due 8/15/2027)
   (Cost $393,864)                           $393,864      $ 393,864        0.9%
-------------------------------------------------------------------------------------
         Total Investments (Cost $31,050,246)             39,218,023       97.3%
=====================================================================================
OTHER ASSETS - 2.8%
-------------------------------------------------------------------------------------
Receivables:
   Investment securities sold                              1,136,726
   Dividends and interest                                      9,505
Other assets                                                   1,207
-------------------------------------------------------------------------------------
         Total other assets                                1,147,438        2.8%
=====================================================================================
LIABILITIES - (0.1%)
-------------------------------------------------------------------------------------
Payable:
   To Advisor (Note 3)                                        14,216
   Deferred Trustees' compensation (Note 3)                    6,030
Accrued expenses                                              32,875
-------------------------------------------------------------------------------------
         Total liabilities                                    53,121      (0.1%)
=====================================================================================
TOTAL NET ASSETS - 100.0%                                $40,312,340      100.0%
-------------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

P * I * C
---------                          Statement of Net Assets
 GROWTH                            as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
                                                                   Percentage of
EQUITY SECURITIES - 97.7%                 Shares         Value       Net Assets
--------------------------------------------------------------------------------
Banks - 3.1%
--------------------------------------------------------------------------------
State Street Corp.                        60,300    $ 4,311,450        3.1%
================================================================================
Beverage/Food - 0.7%
--------------------------------------------------------------------------------
General Nutrition Company, Inc.           26,900        965,038        0.7%
================================================================================
Building Products - 2.0%
--------------------------------------------------------------------------------
Lowe's Companies, Inc.                    40,800      2,853,450        2.0%
================================================================================
Business Information Services - 1.6%
--------------------------------------------------------------------------------
Paychex, Inc.                             42,351      2,300,189        1.6%
================================================================================
Computer Services - 3.1%
--------------------------------------------------------------------------------
American Online, Inc.                     22,800      1,824,000        1.3%
Sungard Data Systems, Inc.                68,800      2,451,000        1.8%
--------------------------------------------------------------------------------
         Total Computer Services                      4,275,000        3.1%
================================================================================
Computer Software - 6.1%
--------------------------------------------------------------------------------
Microsoft Corp.                           94,112      8,481,844        6.1%
================================================================================
Cosmetics and Soaps - 3.1%
--------------------------------------------------------------------------------
Colgate-Palmolive Company                 17,500      1,569,531        1.1%
Gillette Company                          24,359      2,811,942        2.0%
--------------------------------------------------------------------------------
         Total Cosmetics and Soaps                    4,381,473        3.1%
================================================================================
Credit and Finance - 6.8%
--------------------------------------------------------------------------------
Associates First Capital Corp.            20,530      1,534,617        1.1%
Household International, Inc.             14,400      1,892,700        1.4%
MBNA Corp.                               180,944      6,129,478        4.3%
--------------------------------------------------------------------------------
         Total Credit and Finance                     9,556,795        6.8%


Unaudited. See Notes to Financial Statements.
20

P * I * C
---------                          Statement of Net Assets
 GROWTH                            as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
Discount Chains - 5.5%
--------------------------------------------------------------------------------
Costco Companies, Inc.                    62,700    $ 3,503,362        2.5%
Dollar General Corp.                     111,218      4,212,382        3.0%
--------------------------------------------------------------------------------
         Total Discount Chains                        7,715,744        5.5%
================================================================================
Diversified - 3.4%
--------------------------------------------------------------------------------
Tyco International, Ltd.                  86,060      4,690,270        3.4%
================================================================================
Drugs - 18.6%
--------------------------------------------------------------------------------
Elan Corp., PLC                           59,157      3,675,129        2.6%
Lilly (Eli) & Co.                         54,170      3,768,201        2.7%
Pfizer, Inc.                              57,584      6,553,779        4.7%
Schering-Plough Corp.                     52,500      4,206,562        3.0%
Warner-Lambert Co.                        41,600      7,870,200        5.6%
--------------------------------------------------------------------------------
         Total Drugs                                 26,073,871       18.6%
================================================================================
Electrical Equipment/Periphery - 1.4%
--------------------------------------------------------------------------------
Dell Computer Corp.                       23,700      1,913,775        1.4%
================================================================================
Entertainment and Leisure - 1.4%
--------------------------------------------------------------------------------
Chancellor Media Corp.                    40,100      1,902,244        1.4%
================================================================================
Financial Services - 1.1%
--------------------------------------------------------------------------------
First Data Corp.                          45,300      1,534,537        1.1%
================================================================================
Health Maintenance Organizations - 1.1%
--------------------------------------------------------------------------------
Health Management Associates, Inc.,
   Class A                                47,100      1,483,650        1.1%
================================================================================
Insurance - 4.6%
--------------------------------------------------------------------------------
American International Group, Inc.        29,968      3,942,665        2.8%
MGIC Investment Corp.                     38,738      2,440,494        1.8%
--------------------------------------------------------------------------------
         Total Insurance                              6,383,159        4.6%

Unaudited. See Notes to Financial Statements.

P * I * C
---------                          Statement of Net Assets
 GROWTH                            as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
Medical Instruments - 4.1%
--------------------------------------------------------------------------------
Guidant Corp.                             32,100    $ 2,146,687        1.5%
Medtronic, Inc.                           69,004      3,631,335        2.6%
--------------------------------------------------------------------------------
         Total Medical Instruments                    5,778,022        4.1%
================================================================================
Miscellaneous - 1.7%
--------------------------------------------------------------------------------
AES Corp.                                 42,950      2,370,303        1.7%
================================================================================
Mortgage and Related Services - 2.6%
--------------------------------------------------------------------------------
Federal National Mortgage Association     60,319      3,611,600        2.6%
================================================================================
Networking - 1.1%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                       21,650      1,585,863        1.1%
================================================================================
Office Equipment/Supplies - 1.8%
--------------------------------------------------------------------------------
Office Depot, Inc.                        76,600      2,537,375        1.8%
================================================================================
Oil Refining - 0.8%
--------------------------------------------------------------------------------
Tosco Corp.                               31,875      1,135,547        0.8%
================================================================================
Real Estate Investment Trust - 1.0%
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Trust           28,000      1,405,250        1.0%
================================================================================
Specialty Chains - 7.7%
--------------------------------------------------------------------------------
Bed, Bath & Beyond, Inc.                  34,200      1,684,350        1.2%
Cendant Corp.                            114,418      2,860,450        2.0%
CVS Corp.                                 35,500      2,618,125        1.9%
Kohls Corp.                               88,158      3,642,027        2.6%
--------------------------------------------------------------------------------
         Total Specialty Chains                      10,804,952        7.7%


Unaudited. See Notes to Financial Statements.
22

P * I * C
---------                          Statement of Net Assets
 GROWTH                            as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
Supermarkets - 2.5%
--------------------------------------------------------------------------------
Safeway, Inc.                             90,750    $ 3,471,188        2.5%
================================================================================
Telecommunications - 5.%
--------------------------------------------------------------------------------
Ericsson,(L.M.) Telephone Co., ADR        52,440      2,697,383        1.9%
Lucent Technologies, Inc.                 39,500      3,006,938        2.1%
Nextel Communications, Inc., Class A      49,900      1,431,506        1.0%
Tellabs, Inc.                             16,600      1,176,525        0.8%
--------------------------------------------------------------------------------
         Total Telecommunications                     8,312,352        5.8%
================================================================================
Telephone - 3.5%
--------------------------------------------------------------------------------
Worldcom, Inc.                           113,150      4,840,698        3.5%
================================================================================
Wireless Services - 1.5%
--------------------------------------------------------------------------------
Airtouch Communications, Inc.             39,500      2,098,438        1.5%
--------------------------------------------------------------------------------
        Total Equity Securities (Cost $101,159,957) 136,774,077       97.7%
================================================================================
OTHER ASSETS - 2.6%
--------------------------------------------------------------------------------
Receivables:
   Investment securities sold                         3,591,938
   Dividends and interest                                43,849
Other assets                                             23,317
--------------------------------------------------------------------------------
         Total other assets                           3,659,104        2.6%
================================================================================
LIABILITIES - (0.3%)
--------------------------------------------------------------------------------
Payables:
   To custodian bank                                    308,222
   To Advisor (Note 3)                                   92,429
   Deferred Trustees' compensation (Note 3)              27,158
Accrued expenses                                        161,170
--------------------------------------------------------------------------------
         Total liabilities                              475,037      (0.3%)
================================================================================
TOTAL NET ASSETS - 100.0%                          $139,958,144      100.0%
--------------------------------------------------------------------------------


Unaudited. See Notes to Financial Statements.

P * I * C
---------                          Statement of Net Assets
SMALL CAP                          as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
                                                                   Percentage of
EQUITY SECURITIES - 98.5%                 Shares         Value       Net Assets
--------------------------------------------------------------------------------
Air Freight .. 0.6%
--------------------------------------------------------------------------------
Eagle USA Airfreight, Inc.                36,370    $ 1,195,664        0.6%
================================================================================
Airlines .. 0.5%
--------------------------------------------------------------------------------
Ryanair Holdings PLC                      25,470        977,411        0.5%
================================================================================
Apparel and Shoes .. 2.2%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co. - Class A         12,940        575,830        0.3%
Ashworth, Inc.                            51,000        854,250        0.4%
Coldwater Creek, Inc.                     24,400        481,900        0.3%
Gadzooks, Inc.                            50,000      1,312,500        0.6%
Pacific Sunwear of California             28,750      1,268,594        0.6%
--------------------------------------------------------------------------------
         Total Apparel and Shoes                      4,493,074        2.2%
================================================================================
Auto Parts .. 1.2%
--------------------------------------------------------------------------------
Gentex Corp.                              50,500      1,704,375        0.8%
Keystone Automotive Industries, Inc.      28,170        727,138        0.4%
--------------------------------------------------------------------------------
         Total Auto Parts                             2,431,513        1.2%
================================================================================
Banks .. 0.9%
--------------------------------------------------------------------------------
Hamilton Bancorp., Inc.                   54,730      1,833,455        0.9%
================================================================================
Beverage/Food .. 0.3%
--------------------------------------------------------------------------------
American Italian Pasta Co.                21,920        679,520        0.3%
================================================================================
Biotechnology .. 0.7%
--------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.              32,800      1,476,000        0.7%
================================================================================
Builder .. 0.8%
--------------------------------------------------------------------------------
Palm Harbor Homes, Inc.                   36,838      1,634,686        0.8%
================================================================================
Business Information Services .. 0.9%
--------------------------------------------------------------------------------
Gartner Group, Inc.                       55,480      1,837,775        0.9%


Unaudited. See Notes to Financial Statements.
24

P * I * C
---------                          Statement of Net Assets
SMALL CAP                          as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
Business Services .. 11.4%
--------------------------------------------------------------------------------
Abacus Direct Corp.                        7,700      $ 437,937        0.2%
ABR Information Services, Inc.            27,110        784,496        0.4%
Accustaff, Inc.                           99,538      3,570,926        1.8%
Casella Waste Systems, Inc.               34,970      1,088,441        0.5%
Forrester Research, Inc.                  25,320        949,500        0.5%
Iron Mountain, Inc.                       16,900        709,800        0.3%
Lason Holdings, Inc.                      33,980      1,325,220        0.6%
Metzler Group, Inc.                       14,700        508,987        0.2%
NCO Grupo, Inc.                           44,535      1,110,592        0.5%
Pentacon, Inc.                            17,200        227,900        0.1%
Personnel Group of America, Inc.         108,680      2,160,015        1.1%
Romac International, Inc.                 94,490      2,503,985        1.2%
Staffmark, Inc.                           54,310      2,308,175        1.2%
Superior Consultant Holdings Corp.        23,540        907,761        0.4%
The Profit Recovery Group
   International, Inc.                    39,600      1,029,600        0.5%
TMP Worldwide, Inc.                       65,620      1,738,930        0.9%
United Rentals, Inc.                      35,700      1,229,419        0.6%
Wackenhut Corrections Corp.               28,200        736,725        0.4%
--------------------------------------------------------------------------------
         Total Business Services                     23,328,409       11.4%
================================================================================
Computer Services .. 9.5%
--------------------------------------------------------------------------------
Cambridge Technology Partners, Inc.       22,330      1,166,742        0.6%
Cerner Corp.                              88,390      2,635,127        1.3%
CSG Systems International, Inc.           61,038      2,777,229        1.3%
Daou Systems, Inc.                        75,770      1,363,860        0.7%
Envoy Corp.                               39,610      1,668,571        0.8%
Fiserv, Inc.                              42,900      2,804,587        1.4%
Harbinger Corp.                           17,400        632,925        0.3%
Intelligroup, Inc.*                       23,850        488,925        0.2%
International Network Services            20,500        689,312        0.3%
Lycos, Inc.                               15,100        933,369        0.5%
Pegasus Systems, Inc.                     17,800        476,150        0.2%


Unaudited. See Notes to Financial Statements.

P * I * C
---------                          Statement of Net Assets
SMALL CAP                          as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
Computer Services, continued
--------------------------------------------------------------------------------
Premiere Technologies, Inc.               89,800    $ 2,862,375        1.4%
QuadraMed Corp.                           11,000        313,500        0.2%
RWD Technologies, Inc.                    26,460        668,115        0.3%
--------------------------------------------------------------------------------
         Total Computer Services                     19,480,787        9.5%
================================================================================
Computer Software .. 11.5%
--------------------------------------------------------------------------------
Access Health Market                      67,840      2,289,600        1.1%
AXENT Technologies, Inc.                  70,930      1,861,912        0.9%
Business Objects S.A.                     27,500        519,062        0.3%
CBT Group, PLC                            21,280      1,082,620        0.5%
Filenet Corp.                             22,600      1,231,700        0.6%
HNC Software, Inc.                        40,160      1,566,240        0.8%
I2 Technologies, Inc.                     12,500        834,375        0.4%
JDA Software Group, Inc.                  53,620      2,711,161        1.3%
Medical Manager Corp.                     10,000        295,625        0.1%
Mercury Interactive                       26,400      1,069,200        0.5%
National Instruments Corp.                20,700        734,850        0.4%
PC Connection, Inc.                       19,900        431,581        0.2%
Peregrine Systems, Inc.                   35,200        849,200        0.4%
Platinum Software Corp.                   37,300        834,587        0.4%
Siebel Systems, Inc.                      50,740      1,312,897        0.6%
Software AG Systems, Inc.                 56,370      1,395,157        0.7%
Transaction Systems Architects, Inc.      65,510      2,751,420        1.3%
VERITAS Software Corp.                    10,700        585,825        0.3%
Walker Interactive Systems, Inc.          29,900        547,544        0.3%
Wind River Systems, Inc.                  23,370        809,186        0.4%
--------------------------------------------------------------------------------
         Total Computer Software                     23,713,742       11.5%
================================================================================
Cosmetics and Soaps .. 1.5%
--------------------------------------------------------------------------------
Rexall Sundown, Inc.                      69,720      2,226,682        1.1%
Twinlab Corp.                             19,600        769,300        0.4%
--------------------------------------------------------------------------------
         Total Cosmetics and Soap                     2,995,982        1.5%


Unaudited. See Notes to Financial Statements.
26

P * I * C
---------                          Statement of Net Assets
SMALL CAP                          as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
Credit and Finance .. 2.0%
--------------------------------------------------------------------------------
Healthcare Financial Partners, Inc.        7,900      $ 397,962        0.2%
Sirrom Capital Corp.                      93,320      2,787,935        1.4%
United Panam Financial Corp.              23,300        308,725        0.2%
Waddell & Reed Financial, Inc.            20,500        507,375        0.2%
--------------------------------------------------------------------------------
         Total Credit and Finance                     4,001,997        2.0%
================================================================================
Discount Chains .. 3.3%
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc.                 113,920      6,180,160        3.0%
Fred's, Inc. - Class A                    21,500        537,500        0.3%
--------------------------------------------------------------------------------
         Total Discount Chains                        6,717,660        3.3%
================================================================================
Drugs .. 3.1%
--------------------------------------------------------------------------------
Arqule, Inc.                              35,990        623,077        0.3%
Atrix Laboratories, Inc.                  49,440        902,280        0.4%
Jones Medical Industries, Inc.            50,825      1,499,337        0.7%
Medicis Pharmaceutical Corp.              47,400      2,026,350        1.1%
Pharmacyclics, Inc.                       25,000        678,125        0.3%
Shire Pharmaceuticals Group               28,300        636,750        0.3%
--------------------------------------------------------------------------------
         Total Drugs                                  6,365,919        3.1%
================================================================================
Educational Programs .. 3.8%
--------------------------------------------------------------------------------
Apollo Group, Inc.                       125,061      4,283,339        2.1%
Sylvan Learning Systems, Inc.             70,700      3,490,812        1.7%
--------------------------------------------------------------------------------
         Total Educational Programs                   7,774,151        3.8%
================================================================================
Electronics .. 0.8%
--------------------------------------------------------------------------------
Anicom, Inc.                              37,890        592,031        0.3%
DBT Online, Inc.                          22,950        608,175        0.3%
Power-One, Inc.                           39,180        492,199        0.2%
--------------------------------------------------------------------------------
         Total Electronics                            1,692,405        0.8%


Unaudited. See Notes to Financial Statements.

P * I * C
---------                          Statement of Net Assets
SMALL CAP                          as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
Electrical Components/Semiconductor .. 3.7%
--------------------------------------------------------------------------------
Etec Systems, Inc.                        26,020    $ 1,476,635        0.7%
Micrel, Inc.                              11,100        435,675        0.2%
Photronics Labs, Inc.                     48,400      1,784,750        0.9%
PRI Automation, Inc.                      23,400        625,950        0.3%
Uniphase Corp.                            14,000        759,500        0.4%
Vitesse Semiconductor Corp.               43,240      2,494,407        1.2%
--------------------------------------------------------------------------------
         Total Electrical Components/
            Semiconductor                             7,576,917        3.7%
================================================================================
Electrical Equipment/Periphery .. 1.2%
--------------------------------------------------------------------------------
ATMI, Inc.                                 6,300        175,613        0.1%
Level One Communications, Inc.            33,265      1,035,373        0.5%
PMC-Sierra, Inc.                          14,930        679,315        0.3%
Semtech Corp.                             21,820        520,953        0.3%
--------------------------------------------------------------------------------
         Total Electrical Equipment/Periphery         2,411,254        1.2%
================================================================================
Electrical Products .. 0.4%
--------------------------------------------------------------------------------
Advanced Lighting Technologies, Inc.      31,200        865,800        0.4%
================================================================================
Entertainment and Leisure ..2.3%
--------------------------------------------------------------------------------
Fairfield Communities, Inc.              170,520      3,985,905        2.0%
Suburban Lodges of America                41,200        762,200        0.3%
--------------------------------------------------------------------------------
         Total Entertainment and Leisure              4,748,105        2.3%
================================================================================
Financial Services .. 3.2%
--------------------------------------------------------------------------------
Financial Federal Corp.                   18,500        427,813        0.2%
First Sierra Financial, Inc.              40,000      1,010,000        0.5%
PMT Services, Inc.                       173,810      3,389,295        1.7%
Pre-Paid Legal Services, Inc.             45,730      1,729,166        0.8%
--------------------------------------------------------------------------------
         Total Financial Services                     6,556,274        3.2%


Unaudited. See Notes to Financial Statements.
28

P * I * C
---------                          Statement of Net Assets
SMALL CAP                          as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
Food and Restaurants .. 1.0%
--------------------------------------------------------------------------------
Dave & Buster's, Inc.                     41,280    $ 1,078,440        0.5%
Landry's Seafood Restaurants, Inc.        32,900        937,650        0.5%
--------------------------------------------------------------------------------
         Total Food and Restaurants                   2,016,090        1.0%
================================================================================
Hospitals .. 1.8%
--------------------------------------------------------------------------------
Alternative Living Services, Inc.         31,400      1,099,000        0.6%
Assisted Living Concepts, Inc.            47,690        876,304        0.4%
CareMatrix Corp.                          25,800        699,825        0.3%
Province Healthcare Co.                   14,700        406,088        0.2%
Sunrise Assisted Living                   12,900        578,081        0.3%
--------------------------------------------------------------------------------
         Total Hospitals                              3,659,298        1.8%
================================================================================
Insurance .. 1.2%
--------------------------------------------------------------------------------
Annuity and Life Re, Ltd.                 27,800        663,725        0.4%
Enhance Financial Services Group, Inc.    24,580      1,686,803        0.8%
--------------------------------------------------------------------------------
         Total Insurance                              2,350,528        1.2%
================================================================================
Medical/Dental Products ..1.2%
--------------------------------------------------------------------------------
Henry Schein, Inc.                        26,970      1,051,830        0.6%
Heska Corp.                               37,500        487,500        0.2%
Ocular Sciences, Inc.                     24,780        693,840        0.3%
Perclose, Inc.                             5,500        167,063        0.1%
--------------------------------------------------------------------------------
         Total Medical/Dental Products                2,400,233        1.2%
================================================================================
Medical/Dental Services .. 10.0%
--------------------------------------------------------------------------------
Boron Lepore & Associates                 24,610        922,875        0.5%
Centennial Healthcare Corp.               51,490      1,222,888        0.6%
Coast Dental Services, Inc.               30,910        718,658        0.4%
Concentra Managed Care, Inc.             111,620      3,474,173        1.6%
Minimed, Inc.                              9,540        477,000        0.2%
Omnicare, Inc.                            44,170      1,512,823        0.7%
Orthodontic Centers of America, Inc.     103,640      2,215,305        1.1%


Unaudited. See Notes to Financial Statements.

P * I * C
---------                          Statement of Net Assets
SMALL CAP                          as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
Medical/Dental Services, continued
--------------------------------------------------------------------------------
Paraxel International Corp.               76,610    $ 2,566,435        1.3%
Quintiles Transnational Corp.             61,540      3,046,230        1.5%
Renal Care Group, Inc.                    56,630      2,166,098        1.1%
Total Renal Care Holdings, Inc.           61,263      2,029,337        1.0%
--------------------------------------------------------------------------------
         Total Medical/Dental Services               20,351,822       10.0%
================================================================================
Medical Instruments .. 1.2%
--------------------------------------------------------------------------------
ESC Medical Systems, Ltd.                 22,600        734,500        0.4%
IDEXX Corp.                               31,200        690,300        0.3%
Laser Vision Centers, Inc.                34,300        460,906        0.2%
VISX, Inc.                                13,200        582,450        0.3%
--------------------------------------------------------------------------------
         Total Medical Instruments                    2,468,156        1.2%
================================================================================
Mortgage and Related Services .. 0.4%
--------------------------------------------------------------------------------
Franchise Mortgage Acceptance Co.         30,360        728,640        0.4%
================================================================================
Networking .. 0.2%
--------------------------------------------------------------------------------
Objective Systems Integrators, Inc.       29,000        322,625        0.2%
================================================================================
Oil Field Services .. 3.0%
--------------------------------------------------------------------------------
Atwood Oceanics, Inc.                     24,440      1,336,563        0.7%
Bayard Drilling Technologies, Inc.        61,430        852,341        0.4%
Global Industries, Ltd.                   87,220      1,978,804        1.0%
Marine Drilling Co., Inc.                 20,500        498,406        0.2%
Parker Drilling Co.                      137,170      1,405,993        0.7%
--------------------------------------------------------------------------------
         Total Oil Field Services                     6,072,107        3.0%
================================================================================
Pollution Control .. 2.2%
--------------------------------------------------------------------------------
American Disposal Services, Inc.          26,060      1,044,843        0.6%
Newpark Resources, Inc.                  139,410      3,354,553        1.6%
--------------------------------------------------------------------------------
         Total Pollution Control                      4,399,396        2.2%


Unaudited. See Notes to Financial Statements.
30

P * I * C
---------                          Statement of Net Assets
SMALL CAP                          as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued              Shares         Value       Net Assets
--------------------------------------------------------------------------------
Publishing/Advertising .. 0.5%
--------------------------------------------------------------------------------
Consolidated Graphics, Inc.               17,400    $ 1,003,763        0.5%
================================================================================
Real Estate Investment Trust .. 0.4%
--------------------------------------------------------------------------------
Lasalle Partners, Inc.                    23,480        807,125        0.4%
================================================================================
Specialty Chains .. 2.8%
--------------------------------------------------------------------------------
Black Box Corp.                           15,900        528,675        0.3%
Central Garden & Pet Co.                  18,020        617,185        0.3%
Guitar Center, Inc.                       66,780      1,903,230        0.8%
Hibbett Sporting Goods, Inc.              45,980      1,540,330        0.8%
Starbucks Corp.                           25,180      1,211,788        0.6%
--------------------------------------------------------------------------------
         Total Specialty Chains                       5,801,208        2.8%
================================================================================
Telecommunications .. 5.6%
--------------------------------------------------------------------------------
Advanced Fibre Communications             63,290      2,681,914        1.3%
Applied Micro Circuits Corp.              15,200        419,900        0.2%
Clearnet Communications                   33,900        472,481        0.2%
Davox Corp.                               31,050        694,744        0.3%
Metromedia Fiber Network, Inc.            20,600        636,025        0.3%
MRV Communications, Inc.                 110,200      2,961,625        1.5%
P-Com, Inc.                               99,350      1,955,953        1.0%
REMEC, Inc.                               47,070      1,170,866        0.6%
Tel-Save Holdings, Inc.                   15,190        346,522        0.2%
--------------------------------------------------------------------------------
         Total Telecommunications                    11,340,030        5.6%
================================================================================
Telephone .. 0.5%
--------------------------------------------------------------------------------
McLeod USA, Inc.                          24,400      1,122,400        0.5%
================================================================================
Textiles and Shoes .. 0.7%
--------------------------------------------------------------------------------
Novel Denim Holdings, Ltd.                55,240      1,394,810        0.7%
--------------------------------------------------------------------------------
       Total Equity Securities (Cost $168,752,660)  201,026,731       98.5%


Unaudited. See Notes to Financial Statements.

P * I * C
---------                          Statement of Net Assets
SMALL CAP                          as of April 30, 1998
---------
PORTFOLIO
---------


================================================================================
                                                                 Percentage of
SHORT-TERM INVESTMENTS - 0.8%                          Value      Net Assets
--------------------------------------------------------------------------------
Repurchase Agreement .. 0.8%        Principal Amount
--------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
Agreement, 5.13%, dated 4/30/1998,
due 5/1/1998 (collateralized by $1,717,002
U.S. Treasury Note, 6.38%, due 8/15/2027)
(Cost $1,677,252)                     $1,677,252    $ 1,677,252        0.8%
--------------------------------------------------------------------------------
         Total Investments
         (Cost $170,429,912)                        202,703,983       99.3%

================================================================================
OTHER ASSETS - 0.9%
--------------------------------------------------------------------------------
Receivables:
   Investment securities sold                         1,664,414
   Shares of beneficial interest sold                   180,577
   Dividends and interest                                 2,954
Prepaid insurance                                         7,212
Deferred organization costs, net                          5,041
Other assets                                             13,254
--------------------------------------------------------------------------------
         Total other assets                           1,873,452       0.9%
================================================================================
LIABILITIES - (0.2%)
--------------------------------------------------------------------------------
Payables:
   Investment securities purchased                      224,725
   To Advisor (Note 3)                                  132,154
   Deferred compensation plan (Note 3)                   25,821
Accrued expenses                                         70,750
--------------------------------------------------------------------------------
         Total liabilities                              453,450      (0.2%)
================================================================================

TOTAL NET ASSETS - 100.0%                          $204,123,985      100.0%
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.
32

P * I * C
---------
BALANCED                           Statement of Operations
---------                          Six Month ended April 30, 1998
 GROWTH
---------
SMALL CAP
---------
PORTFOLIO                            Balanced         Growth         Small Cap
---------                            Portfolio       Portfolio       Portfolio
================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
--------------------------------------------------------------------------------
   Dividends                       $     75,430    $    329,874    $     60,911
   Interest                             302,056         146,051         197,020
   Other                                     21           3,224           3,877
--------------------------------------------------------------------------------
   Total income                         377,507         479,149         261,808
================================================================================
Expenses:
--------------------------------------------------------------------------------
   Investment advisory fee (Note 3)     111,348         480,143         704,407
   Administration fee (Note 3)           18,558          60,018          88,051
   Accounting services fee               32,400          34,909          40,092
   Custodian fee                         10,265          16,299          37,175
   Audit fee                              6,000          12,547           9,076
   Legal fees                             1,984           1,984           3,514
   Trustees' fees                         1,884           7,513           8,480
   Amortization of organization costs      --               967           4,959
   Miscellaneous                          1,289           2,827           4,604
--------------------------------------------------------------------------------
   Total expenses                       183,728         617,207         900,358
   Less, waiver by Advisor (Note 3)     (35,264)        (17,028)        (19,849)
--------------------------------------------------------------------------------
   Net expenses                         148,464         600,179         880,509
================================================================================
Net investment income (loss)            229,043        (121,030)       (618,701)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------
   Net realized gain (loss)
      on investments                  1,507,721       8,217,486      (1,685,774)
   Change in net unrealized
      appreciation on investments     3,263,890      15,188,621      22,162,824
--------------------------------------------------------------------------------
Net gain on investments               4,771,611      23,406,107      20,477,050
================================================================================
NET INCREASE IN NET
  ASSETS RESULTING
   FROM OPERATIONS                 $  5,000,654    $ 23,285,077    $ 19,858,349
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

P * I * C
---------                          Statements of Changes in Net Assets
BALANCED
---------
 GROWTH
---------
SMALL CAP
---------
PORTFOLIO                                                Balanced
---------                                               Portfolio
================================================================================
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------
                                                Six Months         Year
                                                  ended           ended
From operations:                             April 30, 1998   Oct. 31, 1997
--------------------------------------------------------------------------------
   Net investment income (loss)              $     229,043    $     345,595
   Net realized gain (loss) on investments       1,507,721        2,294,652
   Change in net unrealized
      appreciation on investments                3,263,890        2,395,337
--------------------------------------------------------------------------------
   Net increase in net assets resulting
      from operations                            5,000,654        5,035,584
================================================================================
Transactions in interests:
   Contributions by Holders                      1,816,441       21,447,800
   Withdrawals by Holders                       (1,888,283)      (3,968,315)
--------------------------------------------------------------------------------
   Net increase (decrease)
      in net assets from
      transactions in interests                    (71,842)      17,479,485
================================================================================
Total increase (decrease) in net assets          4,928,812       22,515,069
================================================================================
NET ASSETS:
--------------------------------------------------------------------------------
Beginning of period                             35,383,528       12,868,459
--------------------------------------------------------------------------------
End of period                                $  40,312,340    $  35,383,528
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.
34

                      Growth                           Small Cap
                     Portfolio                         Portfolio
================================================================================

--------------------------------------------------------------------------------
             Six Months         Year           Six Months         Year
               ended           ended             ended           ended
          April 30, 1998   Oct. 31, 1998    April 30, 1998   Oct. 31, 1997
--------------------------------------------------------------------------------
          $    (121,030)   $    (133,460)   $    (618,701)   $    (934,925)
              8,217,486       32,161,956       (1,685,774)      72,084,822

             15,188,621       (7,683,870)      22,162,824      (62,640,291)
--------------------------------------------------------------------------------

             23,285,077       24,344,626       19,858,349        8,509,606
================================================================================
             50,871,856       17,478,857       73,223,086      164,160,467
            (16,343,469)     (75,778,332)     (28,613,247)    (234,314,952)
--------------------------------------------------------------------------------


             34,528,387      (58,299,475)      44,609,839      (70,154,485)
================================================================================
             57,813,464      (33,954,849)      64,468,188      (61,644,879)
================================================================================

--------------------------------------------------------------------------------
             82,144,680      116,099,529      139,655,797      201,300,676
--------------------------------------------------------------------------------
          $ 139,958,144    $  82,144,680    $ 204,123,985    $ 139,655,797
--------------------------------------------------------------------------------

P * I * C
---------                          Selected Ratio Data
BALANCED
---------
 GROWTH
---------
SMALL CAP
---------
PORTFOLIO
---------                                                     Balanced Portfolio

==========================================================================================================================
                                 Six Months        Year           Year           Year           Year             Year
                                   ended           ended          ended          ended          ended            ended
                               April 30, 1998  Oct. 31, 1997  Oct. 31, 1996  Oct. 31, 1995  Oct. 31, 1994    Oct. 31, 1993
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:++
   Operating expenses              0.80%+           0.80%          0.80%          0.80%            0.80%           0.80%
   Net investment income           1.23%+           1.35%          1.30%          1.57%            1.63%           2.05%

Portfolio turnover rate           40.99%          104.50%         54.24%        106.50%          116.63%          92.65%

Average commisson rate
   paid per share**              $ 0.0421        $  0.0376       $ 0.0406         --               --              --

++Net of expense reimbursements equivalent to 0.19%, 0.36%, 0.90%, 0.78%, 1.16% and 4.68% of average net assets, respectively.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged.

+Annualized.

Unaudited. See Notes to Financial Statements.

                                                                Growth Portfolio

==========================================================================================================================
                                 Six Months        Year           Year           Year           Year             Year
                                   ended           ended          ended          ended          ended            ended
                               April 30, 1998  Oct. 31, 1997  Oct. 31, 1996  Oct. 31, 1995  Oct. 31, 1994    Oct. 31, 1993
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:#
Operating expenses                1.00%+          1.00%           1.00%          1.00%            1.00%            1.00%
Net investment (loss) income     (0.20%)+        (0.13%)         (0.04%)         0.08%            0.10%            0.17%

Portfolio turnover rate          42.39%          67.54%          64.09%         54.89%           68.26%           43.20%

Average commission rate
   paid per share**              $0.0423         $0.0416         $0.0440          --               --               --

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged.

#Net of expense reimbursements equivalent to 0.03%, 0.05%, 0.04%, 0.01%, 0.01% and 0.09% of average net assets, respectively.

+Annualized.

Unaudited. See Notes to Financial Statements.

P * I * C
---------                          Selected Ratio Data, Continued
BALANCED
---------
 GROWTH
---------
SMALL CAP
---------
PORTFOLIO
---------                                                    Small Cap Portfolio

==========================================================================================================================
                                 Six Months        Year           Year           Year           Year        Sept. 30, 1993*
                                   ended           ended          ended          ended          ended           through
                               April 30, 1998  Oct. 31, 1997  Oct. 31, 1996  Oct. 31, 1995  Oct. 31, 1994    Oct. 31, 1993
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:#
   Operating expenses             1.00%+          1.00%           1.00%          1.00%            1.00%           1.00%+
   Net investment income         (0.62%)+         (.49%)          (.59%)         (.51%)           (.49%)          (.79%)+

Portfolio turnover rate          35.44%         151.52%          53.11%         45.45%           63.89%           6.06%

Average commisson rate
   paid per share**              $0.0270         $0.0326         $0.0307          --               --              --

*Commencement of operations.

+Annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged.

#Net of expense reimbursements equivalent to 0.02%, 0.01%, 0.01%, 0.07%, 0.10% and 0.11% of average net assets, respectively.

Unaudited. See Notes to Financial Statements.

P * I * C
---------                          Notes to Financial Statements
BALANCED
---------
 GROWTH
---------
SMALL CAP
---------
PORTFOLIO
---------
================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------

      Provident Investment Counsel Balanced and Growth Portfolios were organized on December 11, 1991 and Provident Investment Counsel Small Cap Portfolio was organized on March 22, 1993 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolios are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

B.    Federal  Income  Taxes.   Each  Portfolio   intends  to  comply  with  the
      requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

C. Deferred Organization Costs. Organization costs of the Portfolios are being amortized on a straight-line basis over a period of sixty months. During the amortization period, the proceeds of any redemption of the original Interests in a Portfolio by any Holder thereof will be reduced by a pro-rata portion of any then unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

P * I * C
---------                          Notes to Financial Statements,
BALANCED                           continued
---------
 GROWTH
---------
SMALL CAP
---------
PORTFOLIO
---------
================================================================================

E. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

      Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolios. PIC and ICAC also provide management services necessary for the operations of the Portfolios and furnish office facilities.

      PIC receives from Balanced Portfolio an investment advisory fee at the annual rate of 0.60% of its average net assets, 0.80% from the Small Cap. Portfolio and 0.80% from the Growth Portfolio. In addition, PIC has voluntarily taken to limit the expenses of the Balanced Portfolio to 0.80% of its average net assets, 1.00% for the Small Cap Portfolio and 1.00% for the Growth Portfolio.

      Fees waived by PIC for the six months ended April 30, 1998 were as follows:

                                          Waived Fees
                                          -----------

      Balanced Portfolio                   $35,264

      Growth Portfolio                      17,028

      Small Cap Portfolio                   19,849

      ICAC receives for its services a fee at the annual rate of 0.10% of the average net assets of the Portfolios. Fees paid to ICAC for the six months ended April 30, 1998 are stated on the respective Portfolios' Statement of Operations.

      On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments
40

P * I * C
---------                          Notes to Financial Statements,
BALANCED                           continued
---------
 GROWTH
---------
SMALL CAP
---------
PORTFOLIO
---------
================================================================================

provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Portfolios recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

      The aggregate purchases and sales of investment securities, other than short-term obligations, for the six months ended April 30, 1998 were as follows:

                                   Purchases          Sales
                                   ---------          -----

      Balanced Porfolio         $ 14,984,054       $15,091,445
      Growth Portfolio            84,369,454        48,567,705
      Small Cap Portfolio        103,982,901        61,029,023

      The aggregate unrealized appreciation and depreciation of investment securities at April 30, 1998, based on costs for Federal income tax purposes, were as follows:

                                     Tax             Gross             Gross
                                  Costs of        Unrealized        Unrealized
                                 Investments     Appreciation      Depreciation
                                 -----------     ------------      ------------

      Balanced Portfolio       $ 31,050,246       $ 8,510,356        $ (342,579)
      Growth Portfolio          101,159,957        37,194,627        (1,580,507)
      Small Cap Portfolio       170,429,912        36,081,515        (3,807,444)

----------------------------
Provident Investment Counsel       Trustees and Officers
     Pinnacle Funds
----------------------------

================================================================================
TRUSTEES AND OFFICERS - P*I*C INVESTMENT TRUST
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee Emeritus
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer


TRUSTEES AND OFFICERS - P*I*C PORTFOLIOS
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer


LEGAL COUNSEL  - P*I*C  INVESTMENT TRUST
--------------------------------------------------------------------------------
Shereff, Friedman, Hoffman & Goodman


LEGAL COUNSEL  - P*I*C   PORTFOLIOS
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP




This report is intended for the information of shareholders of Provident Investment Counsel Pinnacle Funds and should not be used as sales literature unless preceded or accompanied by a current prospectus.